Net Loss Per Share - Schedule of Diluted Net Loss per Ordinary Share Effect Anti-Dilutive (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Schedule of Diluted Net Loss per Ordinary Share Effect Anti-Dilutive [Line Items]
Anti-dilutive shares	58,859,524	326,402,133	58,859,524	326,402,133
Options [Member]
Schedule of Diluted Net Loss per Ordinary Share Effect Anti-Dilutive [Line Items]
Anti-dilutive shares	33,057,765	33,534,491	33,057,765	33,534,491
RSAs [Member]
Schedule of Diluted Net Loss per Ordinary Share Effect Anti-Dilutive [Line Items]
Anti-dilutive shares	8,079,896	5,678,013	8,079,896	5,678,013
RSUs [Member]
Schedule of Diluted Net Loss per Ordinary Share Effect Anti-Dilutive [Line Items]
Anti-dilutive shares	8,046,477	7,678,486	8,046,477	7,678,486
Public Warrants [Member]
Schedule of Diluted Net Loss per Ordinary Share Effect Anti-Dilutive [Line Items]
Anti-dilutive shares	9,675,386		9,675,386
Series A-1 [Member]
Schedule of Diluted Net Loss per Ordinary Share Effect Anti-Dilutive [Line Items]
Anti-dilutive shares		50,997,533		50,997,533
Series A-2 [Member]
Schedule of Diluted Net Loss per Ordinary Share Effect Anti-Dilutive [Line Items]
Anti-dilutive shares		47,849,869		47,849,869
Series A-3 [Member]
Schedule of Diluted Net Loss per Ordinary Share Effect Anti-Dilutive [Line Items]
Anti-dilutive shares		9,503,120		9,503,120
Series B-1 [Member]
Schedule of Diluted Net Loss per Ordinary Share Effect Anti-Dilutive [Line Items]
Anti-dilutive shares		44,047,138		44,047,138
Series B-2 [Member]
Schedule of Diluted Net Loss per Ordinary Share Effect Anti-Dilutive [Line Items]
Anti-dilutive shares		30,539,060		30,539,060
Series B-3 [Member]
Schedule of Diluted Net Loss per Ordinary Share Effect Anti-Dilutive [Line Items]
Anti-dilutive shares		7,054,530		7,054,530
Series C [Member]
Schedule of Diluted Net Loss per Ordinary Share Effect Anti-Dilutive [Line Items]
Anti-dilutive shares		45,971,349		45,971,349
Series D [Member]
Schedule of Diluted Net Loss per Ordinary Share Effect Anti-Dilutive [Line Items]
Anti-dilutive shares		43,548,544		43,548,544
Total convertible redeemable preferred shares [Member]
Schedule of Diluted Net Loss per Ordinary Share Effect Anti-Dilutive [Line Items]
Anti-dilutive shares		279,511,143		279,511,143